Fair Value of Financial Instruments (Details) - Level 2 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying Value | Unsecured Bonds | 2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value (Liability)	$ (140,000)	$ (100,000)
Carrying Value | Secured Term Loan Facilities and Revolving Credit Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value (Liability)	(767,885)	(760,559)
Fair Value | Unsecured Bonds | 2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value (Liability)	(141,400)	(100,625)
Fair Value | Secured Term Loan Facilities and Revolving Credit Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value (Liability)	$ (767,885)	$ (760,559)